Expense Example - Great-West S and P Small Cap 600 Index Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	20	64	113	255	57	179	313	701	83	272	476	1,067